Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Effective tax rate, less than	1.00%
Income tax benefit	$ 58	$ 15	$ (113)	$ (728)
unrecognized tax benefits that, if recognized, would affect the effective tax rate			300	300
unrecognized tax benefits			2,720	2,783	$ 2,753
Valuation allowance, deferred tax asset, increase (decrease), amount			11,500
Tax credit carryforward			$ 30,156	18,622
Tax credit carryforward expiration year			2029
Tax credit carryforward			$ 2,000	1,900
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expiration year			2029
Net operating loss carryforwards	26,500		$ 15,400
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards			42,200
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
unrecognized tax benefits			$ 2,700	$ 2,800
Net operating loss carryforwards expiration year			2030
Net operating loss carryforwards	$ 25,800		$ 22,300